Carbon credits, Impairment of Carbon Credits (Details) - Carbon Credits [Member]	12 Months Ended
Jul. 31, 2025 USD ($) Agreement Vendor shares
Impairment of Carbon Credits [Abstract]
Number of vendor currently in dispute | Vendor	1
Shares issued to vendor under dispute (in shares) | shares	108,000
Fair value of shares issued, under dispute	$ 658,800
Impairment charges	$ 658,800
Number of agreement provides for vendor to return consideration shares received | Agreement	1
Period of shares received for cancellation in return for carbon credits, if registration statement does not become effective of closing of purchase agreement	45 days
Vendor negotiations to return shares (in shares) | shares	90,000
Fair value of shares issued under the contract in exchange for carbon credits	$ 549,000
Impairment charges recorded that is probable carbon credits will be returned to vendor	$ 548,982
Number of vendors with cancelled carbon credit purchase agreements | Vendor	1
Number of shares canceled upon termination of carbon credit purchase agreement (in shares) | shares	65,000
Reversal of deposit on canceled carbon credit purchase agreement	$ 396,500
Inventory write-down, carbon credits	$ 16,278